Expense Example, No Redemption {- Fidelity Freedom Blend 2005 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2005 Fund	Aug. 03, 2022 USD ($)
Fidelity Advisor Freedom Blend 2005 Fund- Class A
Expense Example, No Redemption:
1 Year	$ 639
3 Years	774
5 Years	922
10 Years	1,350
Fidelity Advisor Freedom Blend 2005 Fund- Class M
Expense Example, No Redemption:
1 Year	440
3 Years	630
5 Years	836
10 Years	1,430
Fidelity Advisor Freedom Blend 2005 Fund- Class C
Expense Example, No Redemption:
1 Year	144
3 Years	446
5 Years	771
10 Years	1,486
Fidelity Advisor Freedom Blend 2005 Fund- Class I Advisor
Expense Example, No Redemption:
1 Year	42
3 Years	132
5 Years	230
10 Years	518
Fidelity Advisor Freedom Blend 2005 Fund- Class Z
Expense Example, No Redemption:
1 Year	32
3 Years	100
5 Years	174
10 Years	$ 393